Income Taxes - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2019
Disclosure of income taxes [line items]
Deferred tax assets relating to temporary differences between the accounting and tax value of investments in subsidiaries	$ 0
Expiry date of deductible temporary differences, unused tax losses and unused tax credits	In accordance with the tax legislation related to concessions, the losses generated up to December 2023 will expire in 2048 for Los Mochis and Manzanillo, while the losses generated by AHP, DTI, IEM, GAP, and CORSA could be recovered within 10 years from the date they were generated.
Deferred tax assets on tax loss carryforwards recovery term	10 years
Unused tax losses [Member]
Disclosure of income taxes [line items]
Deferred tax assets on tax loss carryforwards	$ 0
Mexican Companies [Member]
Disclosure of income taxes [line items]
Income taxes rate	30.00%
Decreto de Estímulos Fiscales Región Fronteriza Norte [Member]
Disclosure of income taxes [line items]
Income taxes rate		20.00%
MBJA and PACKAL [Member]
Disclosure of income taxes [line items]
Income taxes rate	25.00%